Other Income - Summary of Information about Other Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Detailed Information about Other Income [Line Items]
Interest income	$ 753	$ 431	$ 467
Government grants (note i)	464	1,016	587
Total	$ 1,217	$ 1,447	$ 1,054